Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventories	Inventories

		$ million
	2025	2024
Crude oil	2,789	3,007
Natural gas	697	548
Emissions allowances	843	549
Refined petroleum and petrochemical products	5,803	6,627
	10,132	10,731
Trading inventories	8,665	8,977
Supplies	2,105	1,946
Biological assets	112	178
Solar projects	1,485	1,400
	22,499	23,232
Cost of inventories expensed in the income statement	110,640	113,941
The inventory valuation at 31 December 2025 is stated net of a provision of $475 million (2024 $388 million) to write down inventories to their net realizable value, of which $277 million (2024 $199 million) relates to hydrocarbon inventories. The net charge to the income statement in the year in respect of inventory net realizable value provisions was $137 million (2024 $77 million credit), of which $73 million charge (2024 $104 million credit)
related to hydrocarbon inventories.
Trading inventories are valued using quoted benchmark prices adjusted as appropriate for location and quality differentials. They are predominantly categorized within level 2 of the fair value hierarchy.